UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 29, 2006

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL           November 10, 2006
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          24
Form 13F Information Table Value Total:    $ 280760
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC              COMM             02209S103     15573    203437 SH        SOLE                   203437
AMERICAN GREETINGS CORP CL A  COMM             026375105     10778    466161 SH        SOLE                   466161
ANHEUSER BUSCH COMPANIES INC  COMM             035229103      9179    193199 SH        SOLE                   193199
APACHE CORP                   COMM             037411105     12783    202265 SH        SOLE                   202265
BLACK & DECKER CORP           COMM             091797100     11014    138799 SH        SOLE                   138799
BRUNSWICK CORP                COMM             117043109      5946    190633 SH        SOLE                   190633
CLOROX CO                     COMM             189054109     12325    195633 SH        SOLE                   195633
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100     13077    153445 SH        SOLE                   153445
ELECTRONIC DATA SYSTEMS CORP  COMM             285661104     10040    409481 SH        SOLE                   409481
FORTUNE BRANDS INC            COMM             349631101      8122    108136 SH        SOLE                   108136
HOME DEPOT INC                COMM             437076102     13654    376463 SH        SOLE                   376463
JOY GLOBAL INC                COMM             481165108     10018    266639 SH        SOLE                   266639
MASCO CORP                    COMM             574599106      8386    305839 SH        SOLE                   305839
MATTEL INC                    COMM             577081102     11176    567301 SH        SOLE                   567301
MERCK & CO INC                COMM             589331107     15687    374402 SH        SOLE                   374402
NEWELL RUBBERMAID INC         COMM             651229106      9268    327246 SH        SOLE                   327246
NORFOLK SOUTHERN CORP         COMM             655844108     15725    356987 SH        SOLE                   356987
PFIZER INC                    COMM             717081103     13360    471078 SH        SOLE                   471078
PHELPS DODGE CORP             COMM             717265102     20752    245007 SH        SOLE                   245007
POLYONE CORP                  COMM             73179P106      5048    606050 SH        SOLE                   606050
TRIBUNE CO NEW W/RTS TO PUR   COMM             896047107     11039    337374 SH        SOLE                   337374
TRINITY INDS INC              COMM             896522109     15166    471434 SH        SOLE                   471434
TYCO INTERNATIONAL LTD NEW    COMM             902124106      7655    273492 SH        SOLE                   273492
WAL MART STORES INC           COMM             931142103     14989    303919 SH        SOLE                   303919